Fair value of financial instruments - (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Ifrs Statement [Line Items]
Revenue	$ 68,617	$ 71,206	$ 65,221
Minimum [member]
Ifrs Statement [Line Items]
Equity Volatility	50.00%	50.00%
Revenue multiples	2.3	1.9
Discount for lack of marketability	5.00%	0.00%
Maximum [member]
Ifrs Statement [Line Items]
Equity Volatility	110.00%	130.00%
Revenue multiples	2.7	3
Discount for lack of marketability	10.00%	20.00%